Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Liabilities [Abstract]
Other Financial Liabilities
18.	OTHER FINANCIAL LIABILITIES.

The balances of other financial liabilities as of December 31, 2017 and 2016, are as follows:

	As of December 31,
	2017		2016
	Current	Non-current	Current	Non-current
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest –bearing borrowings	17,255,692	760,932,929	18,013,114	802,046,968
Hedging derivatives (*)	304,278	21,045,216	313,571	48,981,953
Non-hedging derivatives (**)	1,255,478	—	7,369,481	2,987,830
Total	18,815,448	781,978,145	25,696,166	854,016,751

(*)	See Note 20.2.a
(**)	See Note 20.2.b

18.1 Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2017 and 2016, is as follows:

	As of December 31,
	2017		2016
	Current	Non-current	Current	Non-current
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	122	—	4,274	—
Unsecured obligations	15,455,782	748,123,803	16,168,473	786,137,688
Financial leases	1,799,788	12,809,126	1,840,367	15,909,280
Total	17,255,692	760,932,929	18,013,114	802,046,968

Bank loans by currency and contractual maturity as of December 31, 2017 and 2016, are as follows:

Summary of bank loans by currency and maturity

					Current			Non-current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured/	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12/31/2017
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	Unsecured	122	—	122	—	—	—	—	—	—
				Total	122	—	122	—	—	—	—	—	—

					Current			Non-current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured/	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12/31/2016
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	Unsecured	4,274	—	4,274	—	—	—	—	—	—
				Total	4,274	—	4,274	—	—	—	—	—	—

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2017 and 2016 totaled ThCh$122 and ThCh$4.274, respectively . The fair value measurement of borrowings has been categorized as Level 2 (see Note 3.h).

Identification of bank borrowings by company

Appendix No.4, letter a), presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the bank loans detailed above.

										December 31, 2017
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	13	—	13	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	—	97	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12	—	12	—	—	—	—	—	—
									Total	122	—	122	—	—	—	—	—	—

										December 31, 2016
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	102	—	102	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	2,037	—	2,037	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	2,135	—	2,135	—	—	—	—	—	—
									Total	4,274	—	4,274	—	—	—	—	—	—

18.2 Unsecured liabilities

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2017 and 2016, is as follows:

Summary of unsecured liabilities by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2017
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	Unsecured	6,322,081	2,206,269	8,528,350	—	—	—	—	430,228,859	430,228,859
Chile	U.F.	6.00%	5.48%	Unsecured	—	6,927,432	6,927,432	5,574,013	5,574,013	5,574,013	5,574,013	295,598,892	317,894,944
				Total	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12/31/2015	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2016
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	Unsecured	6,884,819	2,402,653	9,287,472	—	—	—	—	468,578,474	468,578,474
Chile	U.F.	6.00%	5.48%	Unsecured	—	6,881,001	6,881,001	5,480,380	5,480,380	5,480,380	5,480,380	295,637,694	317,559,214
				Total	6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

Identification of unsecured liabilities by company

										December 31, 2017
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon -Primera Emisión S-1	USA	US$	7.96%	7.88%	No	4,152,926	—	4,152,926	—	—	—	—	125,566,611	125,566,611
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	USA	US$	7.40%	7.33%	No	1,328,023	—	1,328,023	—	—	—	—	42,902,198	42,902,198
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	USA	US$	8.26%	8.13%	No	841,132	—	841,132	—	—	—	—	19,398,499	19,398,499
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Única 24296	USA	US$	4.32%	4.25%	No	—	2,206,269	2,206,269	—	—	—	—	242,361,551	242,361,551
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	No	—	6,374,051	6,374,051	5,574,013	5,574,013	5,574,013	5,574,013	30,872,536	53,168,588
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander 522 Serie-M	Chile	U.F.	4.82%	4.75%	No	—	553,381	553,381	—	—	—	—	264,726,356	264,726,356
								Total Unsecured Bonds		6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

										December 31, 2016
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon -Primera Emisión S-1	USA	US$	7.96%	7.88%	No	4,522,585	—	4,522,585	—	—	—	—	136,759,395	136,759,395
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	USA	US$	7.40%	7.33%	No	1,446,232	—	1,446,232	—	—	—	—	46,792,429	46,792,429
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	USA	US$	8.26%	8.13%	No	916,002	—	916,002	—	—	—	—	21,608,757	21,608,757
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Única 24296	USA	US$	4.32%	4.25%	No	—	2,402,653	2,402,653	—	—	—	—	263,417,893	263,417,893
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	No	—	6,337,021	6,337,021	5,480,380	5,480,380	5,480,380	5,480,380	35,587,764	57,509,284
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander 522 Serie-M (*)	Chile	U.F.	4.82%	4.75%	No	—	543,980	543,980	—	—	—	—	260,049,930	260,049,930
								Total Unsecured Bonds		6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

18.3 Secured liabilities

As of December 31, 2017 and 2016, there were no secured liabilities.

Fair value measurement and hierarchy

The fair value of current and non-current unsecured liabilities as of December 31, 2017 and 2016 totaled ThCh$947,565,989 and ThCh$998,383,047, respectively. The fair value measurement of these liabilities has been categorized as Level 2 (See Note 3.h). It is important to note that these financial assets are measured at amortized cost (See Note 3.g.4).

18.4 Detail of finance lease obligations

Appendix No. 4 letter c) presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the finance lease obligations detailed above.

								December 31, 2017
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126
							Total Leasing	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126

								December 31, 2016
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	449,283	1,391,084	1,840,367	2,677,880	2,677,880	1,959,990	2,087,390	6,506,140	15,909,280
							Total Leasing	449,283	1,391,084	1,840,367	2,677,880	2,677,880	1,959,990	2,087,390	6,506,140	15,909,280

18.5 Hedged debt

The U.S. dollar denominated debt of the Group as of December 31, 2017 and 2016, that is designated as cash flow hedge to hedge the portion of revenue from its consolidated entities that is directly linked to variations in the U.S. dollar, as referenced in Note 3.m, was ThCh$440,823,086 and ThCh$480,061,539, respectively.

The following table details changes in “Reserve for cash flow hedges” as of December 31, 2017, 2016 and 2015, due to exchange differences of this debt:

	For the years ended December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at the beginning of the period, net	(52,747,646)	(74,953,393)	(39,805,098)
Foreign currency exchange differences recognized in equity, net	17,321,594	14,317,257	(38,579,730)
Foreign currency exchange differences recognized in profit and loss, net	8,258,044	7,888,490	3,431,435
Balance in hedging reserves (hedging income) at the end of the period, net	(27,168,008)	(52,747,646)	(74,953,393)

18.6 Other information

As of December 31, 2017 and 2016, the Group has undrawn line of credits available for use amounting to ThCh$199,271,103 and ThCh$342,827,047, respectively.